RESTRUCTURING (Notes)	12 Months Ended
Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Restructuring and Related Activities Disclosure [Text Block]

.	RESTRUCTURING

2018

In the first quarter of 2018, we commenced various initiatives focused on capturing synergies related to the integration of Numerex into the existing operations and efficiency gains in other areas of the business. In total, these initiatives affected 61 employees in various locations and functions within the Company. During the year ended December 31, 2018, we recorded $4.8 million in severance and other related costs associated with this initiative. Additional restructuring costs of approximately $0.2 million will be accrued as employees provide remaining service. As at December 31, 2018, outstanding liability of $0.8 million is included in Accounts payable and accrued liabilities and is expected to be paid by March 2019.

To accelerate our transformation to a Device-to-Cloud IoT solutions company, we initiated certain organizational structure changes during November 2018. This initiative affected 76 employees in various locations and functions within the Company.  During the three and twelve months ended December 31, 2018, we recorded $2.3 million in severance and other related costs associated with this initiative.  Additional restructuring costs of approximately $0.3 million will be accrued as employees provide remaining services.  As at December 31, 2018, outstanding liability of $1.6 million is included in Accounts payable and accrued liabilities and is expected to be paid by July 2019.

2017

In February 2017, we made a decision to relocate the customer support and network operations within the IoT Services segment from Sweden to France and the United States to achieve operational efficiencies. As a result, 19 employees were impacted and we recorded $1.1 million in restructuring costs for the year ended December 31, 2017. No additional costs related to this initiative were recorded in 2018.

The following table provides the activity in the restructuring liability:

	2018	2017
Balance, beginning of period	$540	$—
Expensed in period	7,115	1,076
Disbursements	(5,081)	(592)
Foreign exchange	(88)	56
	$2,486	$540

Classification:
Accounts payable and accrued liabilities (note 19)	2,486	540
	$2,486	$540

By restructuring initiative:
February 2017	$—	$540
March 2018	842	—
November 2018	$1,644	$—
	$2,486	$540